Summary of Significant Accounting Policies - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) trustFund	Dec. 31, 2024 trustFund
EBP, Accounting Policy [Line Items]
Number of collective trust funds | trustFund	15	15
Administrative expenses	$ 990,024
Fees and commission paid	2,900,000
Revenue sharing earned	$ 125,000